4. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies Tables
Restatement of Comparative Balances

12.31.2016	As previously stated	Adjustments	Restated
STATEMENTS OF FINANCIAL POSITION
Assets	30,434,209	(145,309)	30,288,900
Current assets	4,402,990	(165,749)	4,237,241
Bonds and securities	302,398	(165,749)	136,649
Noncurrent assets	26,031,219	20,440	26,051,659
Deferred income tax and social contribution	803,477	10,878	814,355
Investments	2,334,950	9,562	2,344,512
Liabilities	30,434,209	(145,309)	30,288,900
Noncurrent liabilities	9,622,727	31,995	9,654,722
Provisions for legal claims	1,241,343	31,995	1,273,338
Equity	15,155,446	(177,304)	14,978,142
Attributable to controlling shareholder's	14,864,165	(146,067)	14,718,098
Profit retention reserve	5,162,983	(146,067)	5,016,916
Attributable to non-controlling interest	291,281	(31,237)	260,044
STATEMENTS OF INCOME
Operational expenses / income	(823,536)	(55,284)	(878,820)
Equity in earnings of investees	221,695	(55,284)	166,411
Profit before financial results and taxes	2,044,102	(55,284)	1,988,818
Financial results	(565,744)	(28,912)	(594,656)
Financial income	896,553	7,383	903,936
Financial expenses	(1,462,297)	(36,295)	(1,498,592)
Operating profit	1,478,358	(84,196)	1,394,162
Income tax and social contribution	(530,568)	10,878	(519,690)
Deferred income tax and social contribution	58,754	10,878	69,632
Net income	947,790	(73,318)	874,472
Attributed to controlling shareholders	958,650	(62,878)	895,772
Attributed to non-controlling interest	(10,860)	(10,440)	(21,300)
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	(57,201)	-	(57,201)
Comprehensive income	890,589	(73,318)	817,271
Attributed to controlling shareholders	901,384	(62,878)	838,506
Attributed to non-controlling interest	(10,795)	(10,440)	(21,235)
STATEMENTS OF CHANGES IN EQUITY
Net income	947,790	(73,318)	874,472
Equity	15,155,446	(177,304)	14,978,142
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	1,476,818	-	1,476,818
Net income	947,790	(73,318)	874,472
Unrealized monetary and exchange variations - net	1,142,316	28,912	1,171,228
Deferred income tax and social contribution	(58,754)	(10,878)	(69,632)
Equity in earnings of investees	(221,695)	55,284	(166,411)
Cash flows from investment activities	(2,511,075)	-	(2,511,075)
Cash flows from financing activities	535,603	-	535,603
Change in cash and cash equivalents	(498,654)	-	(498,654)
Basic and diluted earnings per share attributable to
shareholders of parent company:
Common shares	3.34587	(0.21946)	3.12641
Class “A” preferred shares	3.68045	(0.24139)	3.43906
Class “B” preferred shares	3.68045	(0.24139)	3.43906

12.31.2015	As previously stated	Adjustments	Restated
STATEMENTS OF FINANCIAL POSITION
Assets	28,947,657	(103,986)	28,843,671
Current assets	6,933,397	(111,760)	6,821,637
Bonds and securities	406,274	(111,760)	294,514
Noncurrent assets	22,014,260	7,774	22,022,034
Investments	2,224,710	7,774	2,232,484
Liabilities	28,947,657	(103,986)	28,843,671
Equity	14,584,478	(103,986)	14,480,492
Attributable to controlling shareholder's	14,245,728	(83,189)	14,162,539
Profit retention reserve	5,413,572	(83,189)	5,330,383
Attributable to non-controlling interest	338,750	(20,797)	317,953
STATEMENTS OF INCOME
Operational expenses / income	(1,020,077)	(4,955)	(1,025,032)
Equity in earnings of investees	92,545	(4,955)	87,590
Profit before financial results and taxes	2,126,451	(4,955)	2,121,496
Financial results	(328,671)	(99,031)	(427,702)
Financial expenses	(1,098,298)	(99,031)	(1,197,329)
Operating profit	1,797,780	(103,986)	1,693,794
Net income	1,265,551	(103,986)	1,161,565
Attributed to controlling shareholders	1,192,738	(83,189)	1,109,549
Attributed to non-controlling interest	72,813	(20,797)	52,016
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	291,344	-	291,344
Comprehensive income	1,556,895	(103,986)	1,452,909
Attributed to controlling shareholders	1,483,587	(83,189)	1,400,398
Attributed to non-controlling interest	73,308	(20,797)	52,511
STATEMENTS OF CHANGES IN EQUITY
Net income	1,265,551	(103,986)	1,161,565
Equity	14,584,478	(103,986)	14,480,492
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	1,320,728	-	1,320,728
Net income	1,265,551	(103,986)	1,161,565
Unrealized monetary and exchange variations - net	617,197	99,031	716,228
Equity in earnings of investees	(92,545)	4,955	(87,590)
Cash flows from investment activities	(1,951,618)	-	(1,951,618)
Cash flows from financing activities	1,371,486	-	1,371,486
Change in cash and cash equivalents	740,596	-	740,596
Basic and diluted earnings per share attributable to
shareholders of parent company:
Common shares	4.16287	(0.29034)	3.87253
Class “A” preferred shares	4.57807	(0.31817)	4.25990
Class “B” preferred shares	4.56917	(0.30938)	4.25979

Effect of new accounting standards

Financial instrument	Actual classification (IAS 39)	New classification IFRS 9
Bonds and securities	Available for sale	Fair value through profit or loss
Collaterals and escrow accounts	Loans and receivables	Amortized cost
Trade accounts receivable	Loans and receivables	Amortized cost
CRC transferred to the State Government of Paraná	Loans and receivables	Amortized cost
Sectorial financial assets	Loans and receivables	Amortized cost
Accounts receivable related to the concession - transmission (amortizable)	Loans and receivables	Amortized cost
Accounts receivable related to the concession - transmission (indemnable)	Loans and receivables	Fair value through profit or loss
Accounts receivable related to the concession - bonus from the grant	Loans and receivables	Amortized cost
Accounts receivable related to the concession - distribution	Available for sale	Fair value through profit or loss
Accounts receivable related to the concession compensation	Available for sale	Fair value through profit or loss
State of Paraná - Government Programs	Loans and receivables	Amortized cost
Other temporary investments	Available for sale	Fair value through profit or loss